Total
(John Hancock Income Allocation Fund - Classes A, C, I and R6) | (Income Allocation Fund)
INVESTMENT OBJECTIVE
Seeks to provide a high level of current income with consideration for capital appreciation and preservation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and example below. More information about these and other discounts is available from your financial representative and on pages 26 to 28 of the prospectus under "Sales charge reductions and waivers" or pages 162 to 165 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (Income Allocation Fund) - USD ($)	Class A		Class C	Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%		none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Income Allocation Fund)		Class A		Class C		Class I		Class R6
Management fee		0.39%		0.39%		0.39%		0.39%
Distribution and service (Rule 12b-1) fees		0.30%		1.00%		none		none
Other expenses		3.20%	[1]	3.20%	[1]	3.20%	[1]	3.09%
Acquired fund fees and expenses	[2]	0.57%		0.57%		0.57%		0.57%
Total annual fund operating expenses	[3]	4.46%		5.16%		4.16%		4.05%
Contractual expense reimbursement	[4]	(3.16%)		(3.16%)		(3.16%)		(3.16%)
Total annual fund operating expenses after expense reimbursements		1.30%		2.00%		1.00%		0.89%
[1]	"Other expenses" have been restated to reflect contractual changes in transfer agency fees.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.14% of the average daily net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the aggregate fee retained by the advisor with respect to both the fund and its underlying investments after payment of subadvisory fees does not exceed 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (Income Allocation Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	527	1,420	2,322	4,622
Class C	303	1,264	2,322	4,952
Class I	102	975	1,862	4,146
Class R6	91	942	1,810	4,052

Not Sold
Expense Example, No Redemption - (Income Allocation Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	203	1,264	2,322	4,952

PORTFOLIO TURNOVER
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, affiliated and unaffiliated underlying funds, and exchange-traded funds (ETFs). The fund may invest directly in debt and equity securities, in underlying funds, in derivative instruments, or in any combination thereof without limitations other than those stated below. The allocation of the fund's investments will vary and, at any given time, the fund may not be invested in all the types of securities and other investments described below.
The fund may invest in the U.S. and foreign markets, including emerging markets. Investments may be in any currency and may be currency-hedged or unhedged. There is no limit on the number of countries in which the fund may invest, and the fund may focus its investments in a single country or a small group of countries. The manager has wide latitude to allocate the fund's assets among strategies and asset classes. Investment decisions are based on the manager's views of strategies, sectors, and overall portfolio construction, taking into account income generation, risk/return analyses, and relative value considerations. The fund may invest up to 100% of its assets in fixed-income securities and up to 70% of its assets in equity securities.
The fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, government obligations, and mortgage- and asset-backed, convertible, and preferred securities. The fund may also invest in common and preferred stock, securities convertible into common and preferred stock, and non-convertible preferred stock and ETFs, as well as fixed-income and equity funds and ETFs. The fund may also invest significantly in below-investment-grade bonds (e.g., high-yield bonds, junk bonds, or arbitrage and distressed securities) and bank loans, foreign currency-denominated bonds, and bonds of emerging-market issuers. Some loans may be illiquid. The fund may invest in other investment companies, including closed-end funds. Below-investment-grade bonds acquired by the fund directly or through underlying funds will generally be rated BB or lower by Standard & Poor's Ratings Services, Ba or lower by Moody's Investors Service, or of similar quality if unrated. There are no limits regarding portfolio duration or average maturity and average duration will vary. The fund generally intends to invest in dividend-paying stocks. The fund may invest through initial public offerings (IPOs) and in securities of companies of any market capitalization.
The fund also may invest extensively in derivative instruments such as futures, options, and swaps, which may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, among other things, and may be used to hedge against losses from movements in stock, currency exchange rates or interest rates or for other hedging purposes, to invest indirectly in securities or financial markets, for duration management, to gain exposure to foreign currencies, for efficient portfolio management, or to generate income. The fund also may invest in restricted or illiquid securities. The fund also may invest in alternative or non traditional asset categories such as commodities, market neutral (long/short) strategies, global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies, and tactical investment strategies. These investments may be made either directly or through exchange-traded notes (ETNs) or investment companies, including ETFs.
The fund and/or the underlying funds may trade securities actively, which could result in a high portfolio turnover ratio.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.
Arbitrage strategies risk. Arbitrage strategies involve engaging in transactions that attempt to exploit the price differences of identical, related, or similar securities within a market or different markets or in different forms. The fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed.
Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to others. Alternative asset categories may underperform the general stock market.
Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hong Kong Bond Connect Program (Bond Connect) Risk. Trading in China bonds through Bond Connect, a mutual market access program that enables foreign investment in the People's Republic of China ("PRC"), is subject to certain restrictions and risks. Bonds listed on Bond Connect may lose purchase eligibility, which could adversely affect the fund's performance. Trading through Bond Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Bond Connect may affect bond prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.
Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security's market price and the fund's ability to sell the security.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Natural resources industry risk. The natural resources industry can be significantly affected by international political and economic developments, energy conservation and exploration efforts, commodity prices, and taxes and other governmental regulations, among other factors.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index/30% MSCI World Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 11.14%. Best quarter: Q2 '16, 3.14% Worst quarter: Q4 '18, -4.25%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Income Allocation Fund) -	1 Year	Since inception	Inception Date
Class A	(8.97%)	0.58%	Nov. 14, 2014
Class A | after tax on distributions	(10.12%)	(0.80%)	Nov. 14, 2014
Class A | after tax on distributions, with sale	(5.18%)	(0.05%)	Nov. 14, 2014
Class C	(6.74%)	0.84%	Nov. 14, 2014
Class I	(4.84%)	1.91%	Nov. 14, 2014
Class R6	(4.75%)	2.01%	Nov. 14, 2014
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	1.83%	Nov. 14, 2014
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	(8.71%)	4.26%	Nov. 14, 2014
70% Bloomberg Barclays U.S. Aggregate Bond Index/ 30% MSCI World Index (reflects no deduction for fees, expenses, or taxes)	(2.47%)	2.71%	Nov. 14, 2014